Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000015930 | Hawaii State, Department of Budget & Finance8419815
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015930 | Hawaii State, Airports System Authority8419731
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015930 | Hawaii State, Housing Finance & Development8419940
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015930 | Honolulu Hawaii City & County8419478
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015930 | Hawaii State, Housing Finance & Development8419931
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015930 | Hawaii State, Harbor System Revenue8419887
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015930 | Hawaii State, Housing Finance & Development8419937
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8419495
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8419498
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Hawaii State, Airports System Authority8419716
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015930 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015930 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015930 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015930 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015930 | Airports
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015930 | Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015930 | Water
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015930 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000015931 | Hawaii State, Department of Budget & Finance8419815
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015931 | Hawaii State, Airports System Authority8419731
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015931 | Hawaii State, Housing Finance & Development8419940
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015931 | Honolulu Hawaii City & County8419478
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015931 | Hawaii State, Housing Finance & Development8419931
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015931 | Hawaii State, Harbor System Revenue8419887
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015931 | Hawaii State, Housing Finance & Development8419937
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8419495
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8419498
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Hawaii State, Airports System Authority8419716
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015931 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015931 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015931 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015931 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015931 | Airports
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015931 | Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000015931 | Water
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015931 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%